STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		48 Months Ended	57 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
OPERATING ACTIVITIES
Net Income (Loss)	$ (25,827)	$ (16,899)	$ (16,899)	$ (143,704)	$ (369,101)	$ (394,929)
Adjustments to reconcile net income to net cash used in operating activities:
Impairment Expense			0	130,933	130,933	130,933
Non-Cash Organization Costs					204,400	204,400
Depreciation Expense					4,067	4,067
Non Cash Accounting & legal (Misc. Stock Adj. for Services)					231	231
Services for Stock	20,000	3,000	3,000		3,000	23,000
Increase (Decrease) in Operating Liabilities:
Related Party Advances	769					769
Accounts Payable	1,546	13,899	13,899	3,512	17,411	18,957
Net Cash provided by (used in) Operating Activities	(3,512)			(9,259)	(9,059)	(12,572)
INVESTING ACTIVITIES:
Amortization and Depreciation
Net cash used for investing activities
FINANCING ACTIVITIES:
Increase in Share Capital - Common Shares	5,000				9,069	14,069
Net cash provided by financing activities	5,000				9,069	14,069
Increase (Decrease) in Cash and Cash Equivalents	1,487			(9,259)	10	1,497
Cash and Cash Equivalents at Beginning of Period	10	10	10	9,269
Cash and Cash Equivalents at End of Period	1,497	10	10	10	10	1,497
Interest Paid
Taxes Paid